Stock-Based Compensation - Schedule of Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Shares
Beginning balance, outstanding (in shares)	11,107,938	0
Granted (in shares)	106,430	11,154,006
Forfeited (in shares)	(851,256)	(46,069)
Ending balance, outstanding (in shares)		11,107,937
Stock options exercisable (in shares)	4,574,465	3,486,608
Weighted Average Exercise Price
Beginning balance, outstanding (in dollars per share)	$ 1.226	$ 0
Granted (in dollars per share)	1.23	1.226
Forfeited (in dollars per share)	0	1.226
Ending balance, outstanding (in dollars per share)	1.23	1.226
Stock options exercisable (in dollars per share)	$ 1.23	$ 1.226